ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 15,992,647	$ 1,957,253
Accumulated amortization	(4,175,051)	(1,362,282)
Net carrying value	11,817,596	594,971
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	3,359,877	529,162
Accumulated amortization	(355,274)	(105,832)
Net carrying value	3,004,603	423,330
Order Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	12,632,770	1,428,091
Accumulated amortization	(3,819,777)	(1,256,450)
Net carrying value	$ 8,812,993	$ 171,641